Leases - Disclosure of Reconciliation of Right-of-Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Presentation of leases for lessee [abstract]
Right-of-use assets, beginning of period	€ 23,988	€ 16,856
New contracts	23,327	17,081
Modifications	2,992	194
Depreciation	(15,055)	(10,317)	€ (10,832)
Exchange differences	(172)	174
Right-of-use assets, end of period	€ 35,080	€ 23,988	€ 16,856